Derivative Financial Instruments - Amounts Related to Derivative Instruments Not Designated as Hedges (Details) - Not designated as hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Pre-tax Gain (Loss) Recognized in Income	$ (113)	$ 283	$ 93
Client-related and other risk management | Interest rate contracts | Investment banking and trading income and other income
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Pre-tax Gain (Loss) Recognized in Income	104	197	193
Client-related and other risk management | Foreign exchange contracts | Investment banking and trading income and other income
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Pre-tax Gain (Loss) Recognized in Income	7	236	133
Client-related and other risk management | Equity contracts | Investment banking and trading income and other income
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Pre-tax Gain (Loss) Recognized in Income	(29)	5	(21)
Client-related and other risk management | Credit Contract | Investment banking and trading income and other income
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Pre-tax Gain (Loss) Recognized in Income	(112)	53	(83)
Client-related and other risk management | Commodity Contract | Investment banking and trading income
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Pre-tax Gain (Loss) Recognized in Income	21	11	7
Residential Mortgages | Interest rate contracts | Mortgage banking income
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Pre-tax Gain (Loss) Recognized in Income	37	596	(21)
Commercial Mortgage Banking Income | Interest rate contracts | Mortgage banking income
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Pre-tax Gain (Loss) Recognized in Income	(1)	(1)	(2)
Residential Servicing Contracts | Interest rate contracts | Mortgage banking income
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Pre-tax Gain (Loss) Recognized in Income	(137)	(792)	(105)
Loan servicing rights commercial mortgages | Interest rate contracts | Mortgage banking income
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Pre-tax Gain (Loss) Recognized in Income	$ (3)	$ (22)	$ (8)